S000011750 [Member] Expense Example - Payden Cash Reserves Money Market Fund - Payden Cash Reserves Money Market Fund (Investor Class)	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	$ 468